GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF GOODWILL
	March 31, 2026	December 31, 2025
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,646,146	14,250,204
Goodwill	$21,238,450	$20,842,508

Table 9: Details of Goodwill
	As of December 31,
	2025	2024
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,250,204	-
Goodwill	$20,842,508	$6,592,304